UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2019 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 62.40%

Accident & Health Insurance - 1.03%
7,000	Principal Financial Group, Inc. *	$ 360,990

Agriculture Chemicals - 1.27%
5,000	The Scotts Miracle-Gro Co. *	447,650

Air Courier Services - 1.93%
4,400	FedEx Corp.	678,832

Aircraft - 1.56%
1,600	Boeing Co.	546,576

Aircraft Engines & Engine Parts - 1.80%
5,000	United Technologies Corp.	631,500

Beverage - 1.09%
3,000	PepsiCo, Inc.	384,000

Cable & Other Pay Television Services - 4.29%
11,000	Comcast Corp. Class A	451,000
8,000	Walt Disney Co. *	1,056,320
		1,507,320
Commercial Banks, NEC - 1.79%
11,500	Toronto Dominion Bank (Canada)	628,475

Crude Petroleum & Natural Gas - 1.23%
7,000	Royal Dutch Shell Plc. Class A ADR	432,670

Electric Services - 2.14%
3,800	NextEra Energy, Inc.	753,198

Electronic Computers - 1.15%
2,300	Apple, Inc.	402,661

Food & Kindred Products - 1.38%
4,900	Nestle S.A. ADR *	485,884

Footwear - 1.54%
7,000	Nike, Inc. Class B	539,980

Life Insurance - 1.39%
5,300	Prudential Financial, Inc.	489,614

Motor Vehicle Parts & Accessories - 2.12%
4,500	Honeywell International, Inc.	739,395
450	Garrett Motion, Inc. *	6,921
		746,316
National Commercial Banks - 5.23%
9,000	Citigroup, Inc.	559,350
7,100	JP Morgan Chase & Co.	752,316
10,500	US Bancorp.	527,100
		1,838,766
Natural Gas Transmission - 1.19%
21,000	Kinder Morgan, Inc.	418,950

Optical Instruments & Lenses - 1.17%
4,000	KLA-Tencor Corp. *	412,280

Paper Mills - 1.03%
8,700	International Paper Co. *	360,789

Petroleum Refining - 1.94%
3,000	Chevron Corp.	341,550
7,380	Marathon Petroleum Corp. *	339,406
		680,956
Pharmaceutical Preparations - 6.56%
8,900	Bristol Myers Squibb Co.	403,793
4,000	Johnson & Johnson	524,600
9,000	Merck & Co., Inc.	712,890
16,000	Pfizer, Inc.	664,320
		2,305,603

Railroad, Line-Haul Operating - 1.04%
2,200	Union Pacific Corp.	366,916

Retail-Drug Stores - 2.03%
13,594	CVS Caremark Corp.	711,918

Retail-Lumbar & Other Building Material Dealers - 2.16%
4,000	The Home Depot, Inc.	759,400

Retail-Variety Stores - 1.59%
5,500	Wal-Mart Stores, Inc.	557,920

Semiconductors & Related Devices - 1.29%
1,800	Broadcom Ltd. (Singapore)	452,952

Services-Business Services - 5.07%
4,500	Accenture Plc, Class A (Ireland)	801,315
3,900	MasterCard, Inc. Class A	980,811
		1,782,126
Services-Computer Programming, Data Processing, Etc. - 3.59%
500	Alphabet, Inc. Class A *	553,250
4,000	Facebook, Inc. Class A *	709,880
		1,263,130
Services-Security & Protection - 0.04%
750	Resideo Technologies, Inc.	14,760

Ship & Boat Building & Repairing - 1.37%
3,000	General Dynamics Corp.	482,460

Telephone Communciations - 1.37%
15,700	AT&T, Inc.	480,106

TOTAL FOR COMMON STOCK (Cost $16,075,919) - 62.40%		21,924,698

CORPORATE BONDS (a) - 21.89%

Accident & Health Insurance - 0.37%
125,000	Unm Group, 4.00%, 03/15/2024	129,270

Agriculture Chemicals - 0.22%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	76,949

Airlines - 0.43%
150,000	Southwest Airlines Co., 2.750%, 11/06/2019	150,017

Apparel, Footwear, and Accessories Design - 0.57%
200,000	Nike, Inc. 2.25% 5/1/2023	199,578

Banks & Financial Institutions - 0.14%
50,000	Societe Generale, 3.49706%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,195

Bottled & Canned Soft Drinks Carbonated Waters - 0.43%
150,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	151,430

Communications Equipment - 0.38%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	132,500

Crude Petroleum & Natural Gas - 0.42%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	148,390

Dental Equipment & Supplies - 0.58%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	204,018

Distributors-Consumer Staples - 0.09%
30,000	Sysco 2.6% 10/1/2020	29,985

Electric Services - 1.14%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	152,033
250,000	Nextera Energy Capital 2.4% 9/15/2019	249,730
		401,763
Finance Services - 0.29%
100,000	American Express Credit Corp., 2.60%, 9/14/2020	100,164

Healthcare Providers & Services - 0.29%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	100,455

Malt Beverage - 0.94%
330,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/01/2021	330,457

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.37%
125,000	Cintas Corp. No. 2, 4.30%, 6/01/2021	129,270

Miscellaneous Business Credit Institution - 0.56%
150,000	Ford Motor Credit Co. LLC., 2.459% 03/27/2020	149,355
50,000	Ford Motor Credit Co. LLC., 3.81%, 01/09/2024	48,583
		197,938
Miscellaneous Manufacturing Industries - 0.29%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	102,905

Motor Vehicle Parts & Accessories - 0.29%
100,000	Lear Corp., 5.25%, 01/15/2025	103,476

National Commerical Banks - 2.88%
150,000	Banc of California, Inc., 5.25%, 4/15/2025	154,374
150,000	Bank of the Ozarks, Inc., 5.50%, 7/01/2026	152,860
150,000	Citigroup, Inc., 2.40%, 02/18/2020	149,789
450,000	Citigroup, Inc., 2.65%, 10/26/2020	450,827
100,000	Old National Bancorp., 4.125%, 8/15/2024	102,992
		1,010,842
Operative Builders - 0.58%
200,000	Lennar Corp., 4.875%, 12/15/2023	204,800

Pharmaceuticals - 0.85%
250,000	AbbVie, 2.90%, 11/06/2022	250,479
50,000	Mylan Inc., 4.20%, 11/29/2023	49,718
		300,197

Plastic Products, NEC - 0.56%
190,000	Newell Brands, Inc., 5.00%, 11/15/2023	195,813

Printed Circuit Boards - 0.15%
50,000	Jabil Circuit, 5.625%, 12/15/2020	51,812

Property & Casualty Insurance - 0.65%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	229,339

Real Estate - 0.15%
50,000	Aurora Military Housing LLC., 5.35%, 12/15/2025	53,249

Retail - Drug Stores & Proprietary Stores - 0.50%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	177,438

Retail - Apparel & Accessory Stores - 0.32%
100,000	Foot Locker, Inc., 8.50%, 1/15/2022	111,000

Retail - Variety Stores - 0.58%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	203,022

Services-Business Services - 0.48%
170,000	EBay, Inc., 2.60%, 07/15/2022	169,438

Services-Computer Programming Services - 0.50%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	176,698

Services-Financial Services - 0.89%
300,000	CNA 5.875%, 08/15/2020	311,880

Services-General Medical & Surgical Hospitals, NEC - 0.30%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2021	104,125

Services-Personal Services - 0.68%
225,000	H&R Block, Inc., 5.50%, 11/01/22	239,271

Services-Prepackaged Software - 1.51%
300,000	CA, Inc., 5.375%, 12/01/2019	303,564
150,000	Symantec Corp., 4.20%, 09/15/2020	150,889
75,000	Symantec Corp., 3.95%, 06/15/2022	74,433
		528,886
Services-Video Tape Rental - 0.44%
150,000	Netflix, Inc., 5.375%, 02/01/2021	154,109

Software - 0.71%
250,000	VMWare 08/21/2020	248,772

State Commercial Banks - 0.29%
100,000	Home Bancshares, 5.625%, 3M LIBOR + 3.207%, 04/15/2027	102,532

Transportation Services - 0.29%
100,000	Expedia, Inc., 5.95%, 08/15/2020	103,651

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.22%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	77,027

Automotive Wholesaler - 0.57%
200,000	LKQ Corp., 4.75%, 05/15/2023	200,000

TOTAL FOR CORPORATE BONDS (Cost $7,796,991) - 21.89%		7,692,661

STRUCTURED NOTES (a) - 3.16%

Commercial Banks, NEC - 2.25%
100,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom) **	70,700
150,000	Barclays Bank Plc., 2.50%, 2/15/2023 (United Kingdom) **	148,267
100,000	Barclays Bank Plc., 0.00%, 9/25/2020 (United Kingdom) **	99,300
200,000	Barclays Bank Plc., 2.75%, 11/08/2019 (United Kingdom) **	199,716
125,000	Barclays Bank Plc., 2.25%, 09/13/2019 (United Kingdom) **	124,539
150,000	Barclays Bank Plc., 2.00%, 7/27/2022 (United Kingdom) **	149,542
		792,063
National Commerical Banks - 0.50%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	94,051
100,000	JP Morgan Chase Bank, 0.000%, 01/23/2029 **	81,490
		175,541
Security Brokers, Dealers & Flotation Companies - 0.41%
125,000	Goldman Sachs, V/R, 11/13/2028 **	94,375
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	49,563
		143,938

TOTAL FOR STRUCTURED NOTES (Cost $1,172,574) - 3.16%		1,111,542

REAL ESTATE INVESTMENT TRUST - 1.54%
18,000	Duke Realty Corp.	541,620

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $278,506) - 1.54%		541,620

PREFERRED SECURITIES - 0.82%

National Commercial Banks - 0.36%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	75,120
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	49,900
		125,020
Telephone Communications (No Radio Telephone) - 0.47%
2,000	QWest Corp., 6.125%, 06/01/2053	44,780
3,000	QWest Corp., 6.50%, 09/01/2056	68,970
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	50,380
		164,130

TOTAL FOR PREFERRED SECURITIES (Cost $299,190) - 0.82%		289,150

MUNICIPAL BOND (a) - 6.10%

Arizona - 0.13%
20,000	Arizona State University Build America Bond, 5.50%, 8/01/2025	20,824
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	24,127
		44,951
California - 0.55%
25,000	California St. University Revenue Bond Series B, 2.785%, 11/01/2022	25,273
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 08/15/2019	99,363
20,000	Porterville Unified School District, 7.25%, 7/01/2027	21,049
20,000	San Bernardino County Redevelopment Agency, 3.625%, 9/01/2024	20,755
25,000	University Enterprises Inc. CA, 5.25%, 10/01/2020	25,415
		191,855
Georgia - 0.46%
50,000	Atlanta Development Authority, 3.75%, 1/01/2021	50,555
99,000	Georgia Loc. Govt., 4.75%, 06/01/2028	110,848
		161,403
Illinois - 0.49%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	100,430
70,000	Saint Clair Cnty, IL School District No. 189 East St. Louis, 4.00%, 1/01/2021	70,001
		170,431
Indiana - 0.79%
135,000	Evansville-Vanderburgh Industry School Taxable Build American Bond 6.15%, 07/15/2027	137,819
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	73,019
25,000	Indiana State University, 5.26%, 4/01/2024	25,539
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	42,109
		278,486
Iowa - 0.41%
141,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	142,994

Kentucky - 0.16%
55,000	Louisville/Jefferson County Metropolitan Government, 3.00%, 5/01/2023	55,070

Maryland - 0.26%
90,000	Maryland St. Econ Dev Corp Pkg Facs, Baltimore City Proj Series B, 3.95%, 06/01/2023	92,238

New Jersey - 0.58%
135,000	City of Wildwood, NJ, 4.00%, 11/1/2021	138,992
60,000	New Brunswick,NJ Parking Authority, 8.42%, 9/01/2040	64,324
		203,316
New York - 0.56%
200,000	City of New York, NY, 1.98% 08/01/2023	196,830

Ohio - 0.38%
20,000	City of Hamilton,OH Wastewater Systems Revenue, 6.11%, 10/01/2028	20,290
110,000	Youngstown State University, 6.549%, 12/15/2030	114,633
		134,923
Oklahoma - 0.10%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	36,391

Pennsylvania - 0.09%
30,000	Commonwealth of Pennsylvania, 4.80%, 5/1/2025	30,668

South Carolina - 0.24%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	57,813
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	25,353
		83,166
Texas - 0.07%
25,000	Katy Texas Schools, 5.999%, 02/15/2030	25,646

Washington - 0.22%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified, 4.0%, 12/01/2025	77,440

Wisconsin - 0.62%
110,000	Greendale, WI Taxable Community Development, Series A, 4.75%, 12/01/26	113,673
100,000	Wisconsin Health Edl Facs Auth Senior Living Rev Taxable, Proj Series A-2, 4.10%, 01/11/2024	104,726
		218,399

TOTAL FOR MUNICIPAL BOND (Cost 2,140,303) - 6.10%		2,144,206

EXCHANGE TRADED FUND - 2.06%

9,000	iShares US Preferred Stock ETF	328,860
16,000	PowerShares Variable Rate Preferred ETF	394,320
		723,180

TOTAL FOR EXCHANGE TRADED FUND (Cost $749,985) - 2.06%		723,180

SHORT TERM INVESTMENTS - 1.57%
550,892	Fidelity Money Market Portfolio Class Select 2.0%** (Cost $550,892)	550,892

TOTAL INVESTMENTS (Cost $29,064,360) *** -99.55%		$34,977,947.73

OTHER ASSETS LESS LIABILITIES - 0.45%		158,559

NET ASSETS - 100.00%		$ 35,136,507

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,064,360 amounted to $6,058,337, which consisted of aggregate gross unrealized appreciation of $7,049,538 and aggregate gross unrealized depreciation of $991,201.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,064,360 amounted to $6,058,337, which consisted of aggregate gross unrealized appreciation of $7,049,538 and aggregate gross unrealized depreciation of $991,201.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$21,924,698	$0	$0	$21,924,698
Real Estate Investment Trusts		$541,620	$0	$0	$541,620
Preferred Securities		$289,150	$0	$0	$289,150
Corporate Bonds		$0	$7,692,661	$0	$7,692,661
Municipal Bonds		$0	$2,144,206	$0	$2,144,206
Exchange Traded Note		723,180	$0	$0	$723,180
Structured Notes		$0	$1,111,542	$0	$1,111,542
Cash Equivalents		$550,892	$0	$0	$550,892
Total		$24,029,540	$10,948,408	$0	$34,977,948

	Archer Income Fund
	Schedule of Investments
	May 31, 2019 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 63.39%

Accident & Health Insurance - 0.64%
75,000	Unum Group, 4.00%, 03/15/2024	77,562

Agriculture Chemicals - 0.42%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	51,300

Air Transportation, Scheduled - 1.27%
150,000	United Airlines Holdings, 6%, 12/01/20	155,063

Apparel, Footwear, and Accessories Design - 1.23%
150,000	Nike, Inc. 2.25% 05/01/2023	149,684

Banks & Financial Institutions - 1.25%
100,000	Banc of California, Inc., 5.25%, 4/15/25	102,916
50,000	Societe Generale, 2.8947%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,195
		153,111
Bilogical Products (No Diagnostic Substances) - 1.85%
25,000	Amgen, Inc., 3.875%, 11/15/2021	25,655
200,000	Biogen, Inc., 2.90%, 9/15/2020	200,585
		226,239
Beverages - 1.22%
150,000	Constellation Brands Inc., 2.25%, 11/06/20	148,746

Bottled & Canned Soft Drinks Carvonated Waters - 0.83%
100,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	100,954

Commerical Banks, Nec - 0.25%
50,000	Lloyds Bank PLC., 1.24%, 7/05/2033 (United Kingdom) **	29,975

Computer & Office Equipment - 0.85%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	103,687

Computer Communications Equipment - .65%
75,000	Juniper Networks, Inc., 4.50%, 3/15/2024	79,500

Computer Storage Devices - 0.40%
50,000	EMC Corp., 3.375%, 06/01/2023	48,544

Container & Packaging - 0.42%
50,000	Ball Corp., 5.00%, 03/15/2022	51,860

Crude Petroleum & Natural Gas - 0.81%
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	98,927

Dental Equipment & Supplies - 0.84%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	102,009

Distribution/Wholesale - 0.82%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	100,195

Electric & Other Services Combined - 0.83%
100,000	PPL Energy Supply LLC., 4.60%, 12/15/2021	101,000

Electric Services - 3.04%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	50,678
220,000	Nextera Energy Capital, 2.4%, 9/15/19	219,763
100,000	Southern Co., 2.95%, 7/1/2023	100,452
		370,892
Fire, Marine & Casualty Insurance - 1.70%
200,000	CNA Financial Corp., 5.875%, 08/15/2020	207,920

Food & Kindred Products - 0.72%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	87,876

General Building Contractors - Residential Buildings - 0.42%
50,000	Lennar Corp., 4.875%, 12/15/2023	51,200

Hazardous Waste Management - 0.41%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	50,063

Healthcare Providers & Services - 1.24%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	50,227
100,000	Laboratories Corp. of America Holdings, Inc., 3.20%, 2/1/22	101,254
		151,481
Hospital & Medical Services Plans - 0.21%
25,000	WellPoint, Inc., 3.70%, 8/15/21	25,488

Men's & Boys' Furnishings, Work Clothing, And Allied Garments - 0.64%
75,000	Cintas Corp., 4.30%, 06/01/2021	77,562

Miscellaneous Business Credit Institution - 2.83%
250,000	Ford Motor Credit Co. LLC., 2.459% 03/27/20 **	248,925
100,000	Ford Motor Credit Co. LLC., 4.20%, 2/20/27 **	97,105
		346,030
Miscellaneous Manufacturing Industries - 0.63%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	77,179

Motor Vehicle Parts & Accessories - 0.42%
50,000	Lear Corp., 5.25%, 01/15/2025	51,738

Motor Vehicles & Passenger Car Bodies - 0.16%
20,000	General Motors Co., 3.50%, 07/10/2019	20,016

National Commercial Banks - 3.00%
82,000	Bank of America Corp., 1.24%, 6/24/30 **	58,712
80,000	Bank of America Corp., 1.084%, 7/14/31 **	52,100
100,000	Bank of the Ozarks, Inc., 5.50%, 3M LIBOR + 3.935%, 7/01/26	101,907
50,000	Citigroup, Inc. 2.40%, 2/18/20	49,930
100,000	Old National Bancorp., 4.125%, 8/15/24	102,992
		365,640
Natural Gas Distribution - 0.44%
50,000	National Fuel Gas Co., 5.20%, 07/15/2025	53,822

Pharmaceutical Preparations - 0.41%
50,000	Abbvie,Inc., 2.90%. 11/06/2022	50,096

Plastic Products, NEC - 1.69%
200,000	Newell Brands, Inc., 5.00%, 11/15/23	206,119

Printed Circuit Boards - 0.42%
50,000	Jabil Circuit, 5.625%, 12/15/2020	51,812

Property & Casualty Insurance - 1.41%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	172,005

Real Estate - 0.44%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	53,249

Retail-Department Store - .32%
35,000	Dillards, Inc., 7.75%, 7/15/26	38,777

Retail-Drug Stores & Proprietary Stores - 6.15%
200,000	CVS Health Corp., 3.50%, 7/20/22	203,464
370,000	Express Scripts Holding Co., 2.25%, 6/15/19	369,934
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	177,438
		750,836
Rolling, Drawing & Extruding of Nonferrous Metals - 0.42%
50,000	Arconic Inc., 6.15%, 08/15/20	51,375

Services - Shoe Stores - 1.36%
150,000	Foot Locker, Inc., 8.50%, 1/15/22	166,500

Security Broker Dealers - 1.25%
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	152,287

Services - Business Services - 1.49%
80,000	EBay, Inc., 2.60%, 07/15/2022	79,735
100,000	Total System Services, Inc., 3.80%, 4/1/21	101,545
		181,281
Services - Computer Programming Services - 0.99%
120,000	VeriSign, Inc., 4.625%, 05/01/2023	121,164

Services-General Medical & Surgical Hospitals, NEC - 0.85%
100,000	HCA Holdings, 6.25%, 02/15/2021	104,125

Services-Personal Services - 1.96%
225,000	H&R Block, Inc., 5.50%,11/01/22	239,271

Services-Prepackaged Software - 2.48%
200,000	CA, Inc., 5.375%, 12/01/2019	202,376
50,000	Symantec Corp., 3.95%, 06/15/2022	49,622
50,000	Symantec 4.20%, 09/15/2020	50,296
		302,294
Services-Video Tape Rental - 0.84%
100,000	Netflix, Inc., 5.375%, 02/01/2021	102,739

Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 1.19%
136,836	Proctor & Gamble Co., 9.36%, 01/01/21	144,759

State Commercial Banks - 2.11%
155,000	Bank of Nova Scotia, 3.0%, 5/29/24 **	154,552
100,000	Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.270%, 4/15/27	102,532
		257,085
Telephone Communications (No Radio Telephone) - 1.32%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	60,388
100,000	AT&T, Inc., 3.00%, 2/15/22	100,802
		161,190
Television Broadcasting Stations - 0.51%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	62,366

Tires & Inner Tubes - 0.86%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	105,250

Transportation Services - 0.85%
100,000	Expedia, Inc., 5.95%, 08/15/2020	103,651

Travel & Lodging - 0.84%
100,000	Wyndham Worldwide Corp., 5.625%, 3/01/21	103,000

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.42%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	51,352

Wholesale-Groceries & Related Products - 1.55%
152,000	Sysco Corp., 6.50%, 8/1/28	189,033

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.82%
100,000	LKQ Corp., 4.75%, 5/15/23	100,000

TOTAL FOR CORPORATE BONDS (Cost $8,003,142) - 63.39%		7,736,874

EXCHANGE TRADED FUNDS - 1.11%
1,000	iShares US Preferred Stock ETF	36,540
4,000	PowerShares Variable Rate Preferred ETF	98,580

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $140,179) - 1.11%		135,120

MUNICIPAL BONDS - 23.29%
Arizona - 0.23%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	28,294

California - 1.39%
50,000	Sacramento, CA Pension Oblg. Series A, 6.42%, 8/1/23	57,263
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/1/24	112,986
		170,249
Colorado - 0.13%
15,000	Vail, CO, Reinvestment Authority Increment Rev Taxable BAB Series B, 6.069%, 06/01/2025	15,484

Connecticut - 0.43%
50,000	City of Bridgeport, CT, 6.571%, 8/15/28	52,421

Florida - 1.38%
25,000	FL State Department Management Services BAB Series C, 6.111%, 8/01/23	25,141
35,000	Florida Atlantic University Finance Corp., 7.439% 7/1/30	36,867
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/1/20	50,129
25,000	Orlando, FL, Community Redevelopment Agency, 7.50%, 9/1/29	25,306
30,000	Osceola County, FL 6.02%, 10/01/26	31,266
		168,709

Georgia - 0.83%
45,000	Atlanta Development Authority, 3.75%, 1/01/21	45,500
50,000	Georgia Local Government 4.750%, 06/01/2028	55,984
		101,484
Illinois - 2.04%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	50,215
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	43,798
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,785
30,000	Saint Clair Cnty, IL School District, 4.00%, 1/01/21	30,000
75,000	State of Illinois, 4.95%, 6/1/23	77,577
30,000	State of Illinois, 6.20%, 7/01/21	30,955
		249,329
Indiana - 6.76%
140,000	Beech Grove, IN Sch Bldg Corp., 2.85%, 7/5/25	140,647
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	25,096
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	36,423
80,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	83,896
165,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 5.90%, 7/15/26	168,320
100,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 6.15%, 7/15/27	102,088
10,000	Indiana St Univ Revs BAB, 5.26%, 4/1/24	10,216
25,000	Indianapolis, IN Local Public Impt, 2.00%, 4/1/20	24,892
65,000	Kankakee VY, IN, Middle Sch Bldg Corp., BAB, 6.39%, 7/15/29	66,481
50,000	Lake Station, IN, Multi Sch Bldg Corp., Series B, 4.00%, 7/15/22	50,929
50,000	Merrillville, IN, Multi Sch Bldg Corp., Series B, 3.86%, 7/15/23	52,020
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.28%, 7/15/29	43,022
20,000	Portage, IN, Industry Redevelopment District Tax, 7.25%, 7/15/24	21,234
		825,263
Iowa - 0.78%
35,000	State of Iowa, 6.75%, 6/1/34	35,025
59,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	59,834
		94,859
Kentucky - 0.17%
20,000	Kentucky Mun Pwr Agy, 5.91%, 9/25	20,828

Maryland - 0.33%
40,000	Prince Georges County, MD, 6.169%, 10/15/2029	40,528

Mississippi - 0.13%
15,000	Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/2021	15,349

Missouri - 0.80%
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.05%, 2/01/23	20,365
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,736
50,000	County of St.Louis,MO, 5.45%, 12/1/31	51,979
		98,079
Nevada - 0.42%
50,000	County of Clark NV, 6.36%, 11/1/2024	50,793

New Jersey - 2.24%
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	100,806
65,000	Hudson County NJ 6.890%, 03/01/2026	69,791
100,000	City of Wildwood, NJ, 4.00%, 11/1/21	102,957
		273,554
New York - 2.48%
150,000	City of New York, NY, 1.98% 8/1/23	147,623
50,000	Erie County, NY Tobacco Asset Corp., 6.000%, 06/01/2028	50,017
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	79,094
25,000	New York, NY, BAB, 6.435%, 12/1/35	25,453
		302,186
Ohio - 0.78%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/01/26	33,251
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.00%, 10/01/27	61,520
		94,771
Oklahoma - 0.23%
25,000	Garfield County, OK, 6.00%, 9/1/24	28,117

Oregon - 0.24%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	28,767

Texas - 1.05%
25,000	City of Irving, TX, 5.657%, 8/15/23	26,093
50,000	North Texas Tollway Authority, 8.41%, 2/1/30	65,012
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	36,793
		127,898
Wisconsin - 0.46%
55,000	Public Finance Authority, WI, 5.750%, 06/01/2023	55,610

TOTAL FOR MUNICIPAL BOND (Cost $2,941,465) - 23.29%		2,842,571

PREFERRED SECURITIES - 1.23%
Electric Services - 0.41%
50,000	Edison International, PFD 6.25%, 3M LIBOR + 4.199%, 8/01/49 Series E	49,454

Telephone Communications (No Radio Telephone) - 0.83%
4,000	US Cellular Corp., PFD 6.950%, 5/15/2060	100,760

TOTAL FOR PREFERRED SECURITIES (Cost $151,215) - 1.23%		150,214

STRUCTURED NOTES - 7.98%
Commercial Banks, NEC - 4.58%
100,000	Barclays Bank Plc., 2.00%, 7/27/2022 (United Kingdom) **	99,695
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom)**	35,350
100,000	Barclays Bank Plc., 3.22247%, 9/25/2020 Float (United Kingdom)**	99,300
200,000	Barclays Bank Plc., 2.75%, 11/8/2019 (United Kingdom)**	199,716
125,000	Barclays Bank Plc., 2.25%, 9/13/2019 (United Kingdom)**	124,539
		558,599
Security Brokers, Dealers & Flotation Companies - 3.41%
75,000	Goldman Sachs Group, Inc. 1.424%, 09/05/28 **	57,008
100,000	Goldman Sachs Group, Inc., 1.6182%, 12/13/2028 **	81,726
120,000	Goldman Sachs Group, Inc., 1.3855%, 11/13/2028 **	90,600
50,000	JPMorgan Chase & Co., 0.332%, 1/23/29	40,745
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	49,563
25,000	Morgan Stanley, 2.245%, 1/30/2035 **	14,813
113,000	Morgan Stanley, 4.49%, 6/30/2030 **	81,219
		415,672

TOTAL FOR STRUCTURED NOTES (Cost $1,072,460) - 7.98%		974,272

SHORT TERM INVESTMENTS - 1.70%
207,823	Fidelity Money Market Portfolio Class Select 2.0%** (Cost $207,823)	207,823

TOTAL INVESTMENTS (Cost $12,408,199) *** 98.70%		12,046,873

OTHER ASSETS LESS LIABILITIES - 1.30%		158,953

NET ASSETS - 100.00%		12,205,826

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.
ADR - American Depository Receipt

*** At May 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,408,199 amounted to $361,326 which consisted of aggregate gross unrealized appreciation of $117,112 and aggregate gross unrealized depreciation of $478,438.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,408,199 amounted to $361,326 which consisted of aggregate gross unrealized appreciation of $117,112 and aggregate gross unrealized depreciation of $478,438.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$135,120	$0	$0	$135,120
Real Estate Investment Trusts		$0	$0	$0	$0
Corporate Bonds		$0	7,736,874	$0	$7,736,874
Municipal Bonds		$0	2,842,571	$0	$2,842,571
Preferred Securities		$150,214	$0	$0	$150,214
Structured Notes		$0	974,272	$0	$974,272
Cash Equivalents		$0	$0	$0	$0
Total		$ 285,334	$11,553,716	$0	$11,839,049

	Archer Stock Fund
	Schedule of Investments
	May 31, 2019 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 94.01%

Accident & Health Insurance - 2.09%
6,800	Aflac, Inc.	348,840

Air Courier Services - 1.66%
1,800	FedEx Corp.	277,704

Aircraft - 1.64%
800	Boeing Co.	273,288

Aircraft Part & Auxiliary Equipment, Nec - 1.70%
3,500	Spirit Aerosystems Holdings, Inc. Class A	283,640

Beverages - 3.96%
1,800	Constellation Brands, Inc.	317,610
7,000	The Coca-Cola Company	343,910
		661,520
Business Services - 2.13%
2,200	Visa, Inc. Class A *	354,926

Computer & Office Equipment - 2.03%
6,500	Cisco Systems, Inc.	338,195

Construction Machinery & Equipment - 1.72%
2,400	Caterpillar Inc.	287,544

Electronic Computers - 1.89%
1,800	Apple, Inc.	315,126

Electric Services - 2.12%
1,790	NextEra Energy, Inc.	354,796

Hospital & Medical Service Plans - 4.60%
6,800	Centene Corp. *	392,700
1,550	Unitedhealth Group, Inc.	374,790
		767,490
Industrial Instruments for Measurement, Display & Control - 1.65%
3,850	MKS Instruments, Inc.	275,121

Industrial Inorganic Chemicals - 2.05%
1,900	Linde PLC	343,045

Industrial Organic Chemicals - 1.54%
4,500	Westlake Chemical Co. *	257,805

Measuring & Controlling Devices - 2.08%
1,300	Thermo Fisher Scientific, Inc.	347,074

Motor Vehicle Parts & Accessories - 1.77%
1,800	Honeywell International Inc.	295,758

National Commercial Banks - 7.23%
11,000	Bank of America Corp.	292,600
3,100	JP Morgan Chase & Co.	328,476
6,700	Wells Fargo & Company	297,279
6,700	Zions Bancorp.	288,569
		1,206,924
Petroleum Refining - 5.10%
2,650	Chevron Corp.	301,703
4,000	Exxon Mobil Corp.	283,080
3,800	Valero Energy Corp. *	267,520
		852,303
Pharmaceutical Preparations - 7.78%
4,400	Abbott Laboratories	334,972
2,350	Johnson & Johnson	308,203
4,400	Merck & Co., Inc.	348,524
7,400	Pfizer	307,248
		1,298,947
Property & Casualty Insurance - 1.89%
1,600	Berkshire Hathaway, Inc. Class B *	315,872

Railroads, Line-Haul Operating - 2.10%
2,100	Union Pacific Corp.	350,238

Retail-Building Materials, Hardware, Garden Supply - 2.20%
3,650	Tractor Supply Co.	367,847

Retail-Catalog & Mail-Order Houses - 1.98%
186	Amazon.com, Inc.	330,163

Retail-Eating Places - 2.13%
1,790	McDonald's Corp.	354,903

Retail-Lumber & Other Building Material Dealers - 2.05%
1,800	The Home Depot, Inc.	341,730

Retail-Retail Stores, Nec - 1.98%
990	Ulta Beauty, Inc. *	330,046

Semiconductors, Integrated Circuits & Related Services - 1.79%
4,500	Skyworks Solutions, Inc.	299,835

Semiconductors & Related Devices - 3.21%
6,500	Intel Corp.	286,260
1,850	NVIDIA Corp.	250,601
		536,861
Services-Computer Programming, Data Processing, Etc. - 4.01%
300	Alphabet, Inc. Class A *	331,950
1,900	Facebook, Inc. Class A *	337,193
		669,143
Services-Health Services - 1.86%
2,200	ICON Plc. (Ireland) *	311,432

Services-Medical Laboratories - 2.19%
2,250	Laboratory Corp. of America Holdings *	365,873

Services-Offices & Clinics of Doctors of Medicine - 2.09%
6,000	Teladoc Health, Inc.	348,720

Services-Prepackaged Software - 2.22%
3,000	Microsoft Corp.	371,040

Shipping - 1.85%
2,800	Check Point Software Technologies, Ltd. (Israel) *	308,784

Soap, Detergent & Cleaning Preparations - 2.03%
3,300	Proctor & Gamble Co.	339,603

Telephone Communications - 1.84%
5,650	Verizon Communications Inc.	307,078

Water, Sewer, Pipeline, Comm and Power Line Construction - 1.87%
6,700	MasTec, Inc.	311,483

TOTAL COMMON STOCK (Cost $13,425,410) - 94.01%		15,700,695

REAL ESTATE INVESTMENT TRUST - 2.30%
1,840	American Tower Corp.	384,137

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 2.30%		384,137

MONEY MARKET FUND - 3.49%
583,615	Fidelity Money Market Portfolio Class Select 2.8%**	583,615

TOTAL MONEY MARKET FUND (COST $583,615)		583,615

TOTAL INVESTMENTS (Cost $14,309,548) - 99.81%		16,668,447

OTHER ASSETS LESS LIABILITIES (0.19%)		31,802

NET ASSETS - 100.00%		16,700,249

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,309,548 amounted to $2,358,900, which consisted of aggregate gross unrealized appreciation of $2,866,579 and aggregate gross unrealized depreciation of $507,680.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,309,548 amounted to $2,358,900, which consisted of aggregate gross unrealized appreciation of $2,866,579 and aggregate gross unrealized depreciation of $507,680.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Total
Common Stock		$15,700,695	0.000%	$15,700,695
Cash Equivalents		$583,615	0.000%	$583,615
Total		$16,284,311	0.000%	$16,284,311

	Archer Dividend Growth Fund
	Schedule of Investments
	May 31, 2019 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 84.57%

Accident & Health Insurance - 1.51%
8,000	Unum Group	251,920

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.46%
2,000	The J.M. Smucker Co. *	243,120

Commercial Banks, Nec - 1.69%
3,725	Canadian Imperial Bank of Commerce (Canada)	282,281

Computer & Office Equipment - 4.59%
8,600	Cisco Systems, Inc.	447,458
2,500	International Business Machines Corp.	317,475
		764,933
Computer Hardware & Storage - 1.51%
6,000	Seagate Technology Plc. (Ireland)	251,100

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.22%
2,900	Kimberly Clark Corp.	370,881

Crude Petroleum & Natural Gas - 3.04%
4,700	Occidental Petroleum Corp. *	233,919
5,300	Total S.A. (France)	272,950
		506,869
Electric & Other Services Combined - 3.81%
3,500	Duke Energy Corp.	299,635
7,000	Exelon Corp.	336,560
		636,195
Electric Services - 5.81%
8,900	CenterPoint Energy, Inc.	253,116
3,900	Entergy Corp.	378,573
4,500	Dominion Energy, Inc.	338,310
		969,999
Finances Services - 1.76%
23,000	Hercules Capital, Inc.	293,480

Guided Missiles & Space Vehicles & Parts - 2.03%
1,000	Lockheed Martin Corp.	338,540

Investment Advice - 1.03%
5,500	Lazard Ltd. Class A (Bermuda)	171,380

Insurance Agents Brokers & Services - 2.52%
5,000	Arthur J Gallagher & Co.	421,000

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.62%
5,300	Compass Minerals International, Inc.	270,353

Misc Industrial & Commercial Machinery & Equipment - 1.70%
3,800	Eaton Corp.	283,062

Motor Vehicles & Passengers Car Bodies - 1.70%
8,500	General Motors Co. *	283,390

National Commercial Banks - 6.29%
7,700	PacWest Bancorp	279,818
4,500	SunTrust Banks, Inc.	270,045
20,700	UBS Group AG (Switzerland) *	236,601
8,500	Peoples Bancorp, Inc.	262,735
		1,049,199
Natural Gas Transmission & Distribution - 1.79%
4,700	ONEOK, Inc.	299,014

Oil, Gas Field Services, Nbc - 1.46%
7,000	Schlumberger Ltd. *	242,830

Paperboard Containers & Boxes - 1.41%
7,200	WestRock Co.	234,720

Petroleum Refining - 3.63%
2,600	Chevron Corp.	296,010
4,400	Valero Energy Corp.	309,760
		605,770
Pharmaceutical Preparations - 7.81%
3,800	AbbVie, Inc.	291,498
6,500	GlaxoSmithKline Plc. ADR *	251,160
5,100	Merck & Co., Inc. *	403,971
8,600	Pfizer, Inc.	357,072
		1,303,701
Plastics Products, NEC - 1.21%
15,000	Newell Brands, Inc.	201,300

Radio & TV Broadcasting & Communications Equipment - 1.66%
55,000	Nokia Corp. (Finland) *	277,750

Retail-Drug Stores - 1.73%
5,500	CVS Caremark Corp.	288,035

Retail-Eating Places - 1.88%
2,000	Cracker Barrel Old Country Store, Inc.	314,180

Retail-Retail Stores, Nec - 1.15%
3,900	Kohl's Corp.	192,348

Search, Detection, Navigation, Guidance - 1.79%
3,900	Garmin Ltd. (Switzerland)	298,272

Semiconductors & Related Devices - 1.85%
7,000	Intel Corp.	308,280

Services - Equipment Rental & Leasing, NEC - 1.33%
7,500	Triton International Ltd. (Bermuda)	221,625

Services - Personal Services - 1.97%
12,500	H&R Block, Inc.	328,125

Soap, Detergent & Cleaning Preparations - 2.34%
3,800	The Procter & Gamble Co.	391,058

Telephone Communications - 5.97%
11,000	AT&T, Inc.	336,380
7,400	BCE, Inc.	333,222
6,000	Verizon Communications, Inc.	326,100
		995,702
Trucking & Courier Services - 1.31%
2,350	United Parcel Service, Inc. (Class B)	218,362

TOTAL COMMON STOCK (Cost $13,779,608) - 84.57%		14,108,774

REAL ESTATE INVESTMENT TRUSTS - 10.99%
3,600	CorEnergy Infrastructure Trust, Inc.	138,924
2,500	Crown Castle International Corp.	325,025
2,800	Digital Realty Trust, Inc.	329,616
13,450	Host Hotels & Resorts, Inc.	243,580
13,200	Tanger Factory Outlet Centers, Inc,	223,872
4,200	W.P. Carey, Inc.	348,642
9,850	Weyerhaeuser Co.	224,580
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,830,265) -10.99%		1,834,239

MONEY MARKET FUND - 4.21%
702,948	Fidelity Money Market Portfolio Class Select 1.3% **	702,948
TOTAL MONEY MARKET FUND (COST $702,948) - 4.21%		702,948

TOTAL INVESTMENTS (Cost $16,312,821) - 99.78%		16,645,960

OTHER ASSETS LESS LIABILITIES - 0.22%		36,574

NET ASSETS - 100.00%		16,682,534

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,312,821 amounted to $333,139, which consisted of aggregate gross unrealized appreciation of $1,645,561, and aggregate gross unrealized depreciation of $1,312,423.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,312,821 amounted to $333,139, which consisted of aggregate gross unrealized appreciation of $1,645,561, and aggregate gross unrealized depreciation of $1,312,423.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$14,108,774	$0	$0	$14,108,774
Cash Equivalents		$702,948	$0	$0	$702,948
Real Estate Investment Trusts		$0	$1,834,239	$0	$1,834,239
Total		$14,811,721	$1,834,239	$0	$16,645,960

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date July 29, 2019

By /s/Umberto Anastasi

*Umberto Anastasi

Treasurer and Chief Financial Officer

Date July 29, 2019

* Print the name and title of each signing officer under his or her signature.